Income Taxes (Details) - Schedule of Reconciliation of the Statutory Income Tax Rate - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation of the Statutory Income Tax Rate [Line Items]
Net income (loss) before taxes	$ 672,866	$ (30,188)	$ 233,402
Multiplied by the statutory income tax rates	26.40%	26.44%	26.46%
Statutory income tax rate	$ 177,637	$ (7,982)	$ 61,758
Income tax recorded at rates different from the Canadian tax rate	(11,518)	(11,774)	(38,060)
Permanent differences	(71,741)	35,298	8,826
Effect on deferred tax balances due to changes in income tax rates	(407)	1,870
Effect of temporary differences not recognized as deferred tax assets	(4,661)	32,654	44,591
Taxes related to prior periods	(2,152)	2,072	(4,769)
Impact of foreign exchange	2,436	(731)	(1,232)
Other	2	2	(79)
Tax expense (recovery)	$ 89,596	$ 51,409	$ 71,035
Effective income tax rate	13.32%	(170.30%)	30.43%